Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	28,458,115	29,166,630
Issued upon exercise of stock options (in shares)		125,000
Retired through share purchase programs (in shares)	(2,195,646)	(1,113,903)
Purchase of treasury shares (in shares)	(26,012)	(21,503)
Settlement of certain equity classified stock-based compensation (in shares)	184,364	301,891
Ending balance, outstanding (in shares)	26,420,821	28,458,115
Shares to satisfy recipient tax withholding requirements (in shares)	112,583,000	274,359,000
Satisfaction of recipient tax withholding	$ 1,591	$ 5,134
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	30,022,928	31,011,831
Issued upon exercise of stock options (in shares)		125,000
Retired through share purchase programs (in shares)	(2,195,646)	(1,113,903)
Purchase of treasury shares (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, outstanding (in shares)	27,827,282	30,022,928
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(1,564,813)	(1,845,201)
Issued upon exercise of stock options (in shares)		0
Retired through share purchase programs (in shares)	0	0
Purchase of treasury shares (in shares)	(26,012)	(21,503)
Settlement of certain equity classified stock-based compensation (in shares)	184,364	301,891
Ending balance, outstanding (in shares)	(1,406,461)	(1,564,813)